As filed with the Securities and Exchange Commission on December 14, 2016

Securities Act of 1933 Registration No. 333-09341

Investment Company Act of 1940 Registration No. 811-07739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 49	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 51	☒

(Check appropriate box or boxes)

Harding, Loevner Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

400 Crossing Boulevard, Fourth Floor

Bridgewater, New Jersey 08807

(Address of Principal Executive Offices)

1-877-435-8105

(Registrant’s Telephone Number, including Area Code)

Copies to:

Name and Address of Agent for Service:	Stephen H. Bier, Esq.
Owen T. Meacham, Esq. The Northern Trust Company 50 South LaSalle Street, B-7 Chicago, Illinois 60603	Dechert LLP 1095 Avenue of the Americas New York, New York 10036-6797

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On December 19, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i) [ ] On (date) pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	On (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 47 (the “Amendment”) to the Registration Statement of Harding, Loevner Funds, Inc. (the “Registrant”) was filed pursuant to Rule 485(a)(ii) under the Securities Act of 1933 on September 26, 2016 for the purpose of registering two new series of the Registrant, the Global Equity Research Portfolio and the Emerging Markets Research Portfolio. This Post-Effective Amendment No. 49 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating December 19, 2016 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 49 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 49 and has duly caused this Post-Effective Amendment No. 49 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bridgewater, State of New Jersey, on the 14th day of December, 2016.

HARDING, LOEVNER FUNDS, INC.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 49 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

*/s/ David R. Loevner David R. Loevner	Director	December 14, 2016

*/s/ Jennifer M. Borggaard Jennifer M. Borggaard	Director	December 14, 2016

*/s/ Carolyn Ainslie Carolyn Ainslie	Director	December 14, 2016

*/s/ William E. Chapman, II William E. Chapman, II	Director	December 14, 2016

*/s/ Samuel R. Karetsky Samuel R. Karetsky	Director	December 14, 2016

*/s/ R. Kelly Doherty	Director	December 14, 2016
R. Kelly Doherty

*/s/ Charles Freeman, III Charles Freeman, III	Director	December 14, 2016

*/s/ Eric Rakowski	Director	December 14, 2016
Eric Rakowski

/s/ Richard T. Reiter	President (Principal Executive Officer)	December 14, 2016
Richard T. Reiter

/s/ Charles S. Todd	Chief Financial Officer and Treasurer	December 14, 2016
Charles S. Todd	(Principal Financial Officer)

/s/ Owen T. Meacham
* Attorney-in-Fact
Dated: December 14, 2016

*	As Attorney-in-Fact pursuant to a Power of Attorney previously filed in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A.